Supplemental disclosures to the consolidated statements of cash flows	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental disclosures to the consolidated statements of cash flows

Note 4: Supplemental disclosures to the consolidated statements of cash flows

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Successor	Predecessor
	Period from	Period from
	March 22, 2017	January 1, 2017	Three months
	through	through	ended
	March 31, 2017	March 21, 2017	March 31, 2016
Net cash provided by operating activities included:
Cash payments for interest	$2,768	$4,105	$3,639
Interest capitalized	(54)	(248)	(1,076)

Cash payments for interest, net of amounts capitalized	$2,714	$3,857	$2,563

Cash payments for reorganization items	$—	$11,405	$—
Non-cash investing activities included:
Asset retirement obligation additions and revisions	$—	$716	$100
Change in accrued oil and gas capital expenditures	$—	$5,387	$(11,045)

Note 3: Supplemental disclosures to the consolidated statements of cash flows

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Year ended December 31,
	2016	2015	2014
Net cash provided by operating activities included:
Cash payments for interest	$25,764	$116,379	$112,196
Interest capitalized	(2,139)	(9,670)	(13,491)

Cash payments for interest, net of amounts capitalized	$23,625	$106,709	$98,705

Cash payments for income taxes	$250	$640	$591
Cash payments for reorganization items	$10,670	$—	$—
Non-cash financing activities included:
Repayment of Existing Credit Facility with proceeds from early termination of derivative contracts (See Note 6)	$103,560	$—	$—
Non-cash investing activities included:
Asset retirement obligation additions and revisions	$22,282	$4,000	$7,461
Change in accrued oil and gas capital expenditures	$(19,725)	$(105,312)	$43,971